UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss & Co., Inc.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:     Vice President
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Howard Guberman             New York, New York          2/17/00
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        47
                                               -------------

Form 13F Information Table Value Total:       $ 339,406
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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

 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  -----
AMFM INC            COMMON      001693100    1,565   20,000   SH         SOLE           20,000   0       0
------------------------------------------------------------------------------------------------------------
AT&T CORP           CALL        001957908      375      750   SH CALL    SOLE              750   0       0
------------------------------------------------------------------------------------------------------------
AT & T CDA INC   DEPS RCPT CL B 00207Q202    4,014  100,000   SH         SOLE          100,000   0       0
------------------------------------------------------------------------------------------------------------
AIRONET WIRELESS    COMMON      00943A107    3,339   50,000   SH         SOLE           50,000   0       0
 COMM
------------------------------------------------------------------------------------------------------------
ANGLOGOLD LTD    SPONSORED ADR  035128206      416   16,200   SH         SOLE           16,200   0       0
------------------------------------------------------------------------------------------------------------
ASCENT ENTMT        COMMON      043628106    1,269  100,000   SH         SOLE          100,000   0       0
 GROUP INC
------------------------------------------------------------------------------------------------------------
ATLANTIC RICHFIELD  CALL        048825903       78      250   SH CALL    SOLE              250   0       0
 CO
------------------------------------------------------------------------------------------------------------
AUTOLIV INC        COMMON       052800109    1,320   45,114   SH         SOLE           45,114   0       0
------------------------------------------------------------------------------------------------------------
AVON PRODS INC     COMMON       054303102   10,435  316,200   SH         SOLE          316,200   0       0
------------------------------------------------------------------------------------------------------------
BAKER FENTRESS     COMMON       057213100      824   58,100   SH         SOLE           58,100   0       0
 & CO
------------------------------------------------------------------------------------------------------------
BOISE CASCADE      COMMON       097403109    1,050   70,000   SH         SOLE           70,000   0       0
 OFFICE PRODS
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC    COMMON       10553F106      750  150,000   SH         SOLE          150,000   0       0
------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN  COMMON       12189T104   14,245  587,436   SH         SOLE          587,436   0       0
 SANTA FE CP
------------------------------------------------------------------------------------------------------------
CBS CORP           COMMON       1249OK107    3,197   50,000   SH         SOLE           50,000   0       0
------------------------------------------------------------------------------------------------------------
C-CUBE             COMMON       125015107    2,646   42,500   SH         SOLE           42,500   0       0
 MICROSYSTEMS INC
------------------------------------------------------------------------------------------------------------
CONSOLIDATED       COMMON       209615103    1,623   25,000   SH         SOLE           25,000   0       0
 NAT GAS CO
------------------------------------------------------------------------------------------------------------
CORNING INC        COMMON       219350105    9,696   75,200   SH         SOLE           75,200   0       0
------------------------------------------------------------------------------------------------------------
COVANCE INC        COMMON       222816100      203   18,800   SH         SOLE           18,800   0       0
------------------------------------------------------------------------------------------------------------
DU PONT E I DE     COMMON       263534109    2,569   39,000   SH         SOLE           39,000   0       0
 NEMOURS & CO
------------------------------------------------------------------------------------------------------------
E TRADE GROUP INC  CALL         269246904      100      210   SH CALL    SOLE              210   0       0
------------------------------------------------------------------------------------------------------------
FIRST DATA CORP    COMMON       319963104   13,025  264,130   SH         SOLE          264,130   0       0
------------------------------------------------------------------------------------------------------------
FLEETBOSTON        COMMON       339030108   10,654  304,946   SH         SOLE          304,946   0       0
 FINL CORP
------------------------------------------------------------------------------------------------------------
GENERAL INSTR      COMMON       370120107   12,699  150,000   SH         SOLE          150,000   0       0
 CORP DEL
------------------------------------------------------------------------------------------------------------
HALLIBURTON CO     COMMON       406216101    5,992  148,856   SH         SOLE          148,856   0       0
------------------------------------------------------------------------------------------------------------
HANNAFORD BROS CO  COMMON       410550107      693   10,000   SH         SOLE           10,000   0       0
------------------------------------------------------------------------------------------------------------
HOMESTAKE MNG CO   COMMON       437614100      339   43,400   SH         SOLE           43,400   0       0
------------------------------------------------------------------------------------------------------------
HONEYWELL INTL     COMMON       438516106   28,565  471,176   SH         SOLE          471,176   0       0
 INC
------------------------------------------------------------------------------------------------------------
JONES INTERCABLE   COMMON       480206200      695   10,000   SH         SOLE           10,000   0       0
 INC
------------------------------------------------------------------------------------------------------------
JONES INTERNCABLE  CL A         480206200    6,238   90,000   SH         SOLE           90,000   0       0
 INC
------------------------------------------------------------------------------------------------------------
KANEB SERVICES     COMMON       484170105      498  114,000   SH         SOLE          114,000   0       0
 INC
------------------------------------------------------------------------------------------------------------
MCI WORLDCOM INC   COMMON       55268B106   23,390  440,806   SH         SOLE          440,806   0       0
------------------------------------------------------------------------------------------------------------
MEDIAONE GROUP     COMMON       58440J104   11,522  150,000   SH         SOLE          150,000   0       0
 INC
------------------------------------------------------------------------------------------------------------
MIDAMERICAN        COMMON       59562V107    6,668  200,000   SH         SOLE          200,000   0       0
 ENERGY HLDGS NEW
------------------------------------------------------------------------------------------------------------
MOTOROLA INC       COMMON       620076109   48,121  326,800   SH         SOLE          326,800   0       0
------------------------------------------------------------------------------------------------------------
NVR INC            COMMON       62944T105   33,577  703,185   SH         SOLE          703,185   0       0
------------------------------------------------------------------------------------------------------------
OAK INDS INC       COMMON NEW   671400505    1,061   10,000   SH         SOLE           10,000   0       0
------------------------------------------------------------------------------------------------------------
OWENS CORNING      COMMON       69073F103   10,912  565,000   SH         SOLE          565,000   0       0
------------------------------------------------------------------------------------------------------------
PINCO ADVISORS  UT LTD PART INT 69338P102    2,238   60,000   SH         SOLE           60,000   0       0
 HLDGS L P
------------------------------------------------------------------------------------------------------------
SHOREWOOD          COMMON       825229107    2,248  118,700   SH         SOLE          118,700   0       0
 PACKAGING CORP
------------------------------------------------------------------------------------------------------------
SMITHKLINE         ADR REP ORD  832378301   31,033  481,600   SH         SOLE          481,600   0       0
 BEECHAM PLC
------------------------------------------------------------------------------------------------------------
STUDENT LN CORP    COMMON       863902102    1,556   31,200   SH         SOLE           31,200   0       0
------------------------------------------------------------------------------------------------------------
U S WEST INC NEW   COMMON       91273H101    9,000  125,000   SH         SOLE          125,000   0       0
------------------------------------------------------------------------------------------------------------
VODAPHONE       SPONSORED ADR   92857T107   11,193  226,120   SH         SOLE          226,120   0       0
 AIRTOUCH PLC
------------------------------------------------------------------------------------------------------------
WATKINS JOHNSON    COMMON       942486101      400   10,000   SH         SOLE           10,000   0       0
 CO
------------------------------------------------------------------------------------------------------------
WARNER LAMBERT CO  COMMON       934488107    4,097   50,000   SH         SOLE           50,000   0       0
------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO   COMMON       949746101    2,514   62,180   SH         SOLE           62,180   0       0
 NEW
------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC   COMMON       969457100      764   25,000   SH         SOLE           25,000   0       0
 DEL
------------------------------------------------------------------------------------------------------------
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